Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt
Schedule of components of debt

	June 30,	December 31,
	2020	2019
Debt, net, current:
2.0 Lien Notes	$—	$208,411
1.5 Lien Notes	—	137,050
First Lien Agreement	—	125,468
1.25 Lien Notes	—	77,212
Promissory Note	—	6,773
Less, debt issuance costs	—	(949)
	$—	$553,965
Debt, net, non-current:
Subordinated Notes	$80,711	$—
Sprott Credit Agreement	63,114	—
Less, debt issuance costs	(4,781)	—
	$139,044	$—

The following table summarizes the components of debt (in thousands):

	December 31,
	2019	2018
Debt, current:
Convertible Notes	$208,411	$—
1.5 Lien Notes	137,050	—
First Lien Agreement	125,468	125,468
1.25 Lien Notes	77,212	—
Other Note payable	6,773	5,989
Less debt issuance costs	(949)	(71)
Total	$553,965	$131,386

Debt, non-current:
Convertible Notes	$—	$179,874
1.5 Lien Notes	—	118,270
Less debt issuance costs	—	(1,943)
Total	$—	$296,201

Summarize of note issuances and interest in kind

The following table summarizes the issuance of 1.5 Lien Notes bifurcated by Note issuances and interest in-kind during the years ended December 31, 2019, 2018, 2017 and 2016 (in thousands):

Transaction Period	Note Issuances	Interest In-Kind	Total
Year ended December 31, 2016	$26,200	$1,535	$27,735
Year ended December 31, 2017	41,000	7,512	48,512
Year ended December 31, 2018	28,000	14,023	42,023
Year ended December 31, 2019	—	18,780	18,780
Total	$95,200	$41,850	$137,050

Schedule of components of recorded interest expense

Interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2019	2018
Second Lien Convertible Notes	$28,537	$24,923
1.5 Lien Notes	18,763	14,012
First Lien Agreement	10,022	9,589
1.25 Lien Notes	5,241	—
Amortization of debt issuance costs	2,047	1,802
Promissory Note	785	567
Capitalized interest	(551)	—
Total interest expense	$64,844	$50,893